Share Capital (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Disclosure of Indirect Measurement of Fair Value of Goods or Services Received, Share Options Granted
The fair value of options granted was determined using the Black-Scholes option pricing model using the following weighted average assumptions:

	2019	2018
Exercise price (C$)	$5.30	$5.45
Risk-free interest rate	1.8%	2.1%
Volatility	65.7%	68.6%
Dividend yield	0.0%	0.0%
Expected life	5.0 years	4.8 years

Disclosure of Number and Weighted Average Exercise Prices of Share Options
A summary of the Company’s share purchase options is as follows:

	Shares issuable on exercise of options	Weighted average exercise price (C$)
Outstanding, December 31, 2017	2,635,747	$7.00
Granted	543,052	5.45
Exercised	(158,520)	3.10
Expired/forfeited	(243,977)	10.70

Outstanding, December 31, 2018	2,776,302	$6.35
Granted	359,210	5.30
Exercised	(240,895)	2.85
Expired/forfeited	(219,504)	10.97

Outstanding, December 31, 2019	2,675,113	$5.99

Disclosure of Range of Exercise Prices of Outstanding Share Options
At December 31, 2019, the Company had the following options issued and outstanding:

Options Outstanding				Options Exercisable
Range of exercise price (C$)	Number of options	Weighted average exercise price (C$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (C$)
$2.15 - $2.99	781,930	$2.52	1.63	781,930	$2.52
$3.00 - $5.99	1,393,181	5.26	3.45	869,748	3.26
$6.00 - $8.99	114,923	6.79	1.89	104,014	6.17
$9.00 - $11.99	46,126	11.62	2.45	46,126	11.62
$12.00 - $17.15	338,953	15.94	1.53	338,953	15.94

	2,675,113			2,140,771

Disclosure of Detailed Information about Share Purchase Warrants Activity
A continuity of the Company’s share purchase warrants is as follows:

	Shares issuable on exercise of warrants	Weighted average exercise price (C$)
Outstanding, December 31, 2017	23,457,178	$12.45
Issued	1,575,000	5.35
Exercised	(127,915)	2.35
Expired	(338,401)	23.15

Outstanding, December 31, 2018	24,565,862	$11.90
Exercised	(363,235)	5.36
Expired	(151,437)	14.60

Outstanding, December 31, 2019	24,051,190	$12.00

Disclosure of Range of Exercise Prices of Outstanding Share Purchase Warrants
At December 31, 2019, the Company had the following share purchase warrants issued and outstanding:

Range of exercise price (C$) (1)	Shares issuable on exercise of warrants	Weighted average exercise price (C$) (1)	Expiry dates
$3.67 - $4.99	3,632,455	$4.43	June 2020 – May 2021
$5.00 - $9.99	3,359,046	5.61	June 2020 – May 2023
$10.00 - $14.99	830,495	11.53	December 2020 – August 2021
$15.00 - $19.99	16,093,384	15.00	October 2021
$20.00 - $25.00	135,810	20.83	June 2020 – July 2020

	24,051,190

(1)
Pursuant to the Arrangement (note 5(d)), 24,051,190 warrants with a weighted average exercise price of $12.00 are exercisable into one common share of Equinox Gold and one-half
of a share of Solaris. Equinox Gold will receive nine-tenths of the proceeds from the exercise of each of these warrants and the remaining proceeds will be paid to Solaris.

Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments
A continuity table of the equity-settled RSUs and pRSUs outstanding is as follows:

	RSUs	pRSUs
Outstanding, December 31, 2017	143,363	441,994
Granted	690,998	822,100
Settled	(287,634)	(121,550)
Forfeited	(3,450)	-

Outstanding, December 31, 2018	543,277	1,142,544
Granted	488,560	143,740
Settled	(220,289)	(129,706)
Forfeited	(8,500)	(44,200)

Outstanding, December 31, 2019	803,048	1,112,378